Property, Plant and Equipment (Narrative) (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Property, Plant And Equipment 1	2,687,820
Property, Plant And Equipment 2	2,687,820
Property, Plant And Equipment 3	902,312
Property, Plant And Equipment 4	767,919
Property, Plant And Equipment 5	0